Goldman Sachs Structured Small Cap Equity Fund | Summary - Institutional Shares - Goldman Sachs Structured Small Cap Equity Fund

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Institutional and Service Shares of the

Goldman Sachs Structured Small Cap Equity Fund (the “Fund”)

Supplement dated June 22, 2011 to the

Prospectuses dated April 29, 2011 (the “Prospectuses”)

Effective as of the start of business on July 1, 2011, Goldman Sachs Asset Management (the “Investment Adviser”) has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.70% as an annual percentage rate of the average daily net assets of the Fund.

Accordingly, effective July 1, 2011, the following replaces in its entirety the table and its accompanying footnotes in the “Goldman Sachs Structured Small Cap Equity Fund—Summary—Fees and Expenses of the Fund” section of the Institutional Shares Prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Shares, Goldman Sachs Structured Small Cap Equity Fund
Management Fees		0.75%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.22%
Total Annual Fund Operating Expenses		0.97%
Fee Waiver and Expense Limitation	[1]	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation		0.81%
[1]	The Investment Adviser has agreed to (i) waive a portion of the management fee in order to achieve an effective net management fee rate of 0.70% of the Fund's average daily net assets (effective July 1, 2011), and (ii) reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.094% of the Fund's average daily net assets. These arrangements will remain in effect through at least April 29, 2012, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.